Events after the close of the fiscal Year - Additional Information (Detail) € in Thousands, $ in Thousands	Jan. 17, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Non-current trade receivables | €		€ 2,209		€ 2,117
Mesoblast License Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Non-current trade receivables | €		€ 2,209		€ 1,923
Amendment Entered With Mesoblast To Convert The License Into Non Exclusive [Member] | Mesoblast License Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Non-current trade receivables			$ 2,500,000
Non-current trade receivables decrease due to settlement	$ 1,500,000
Consideration receivable	1,500,000
Non-current trade receivables Mesoblast license agreement, Settlement difference	$ 1,000,000